Liabilities from acquisitions (Details 1 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Total Voice Comunicação S.A.
Transactions between related parties
Provision for compensation payable	R$ 1,301	R$ 13,112
Total Voice Comunicação S.A. | 2022
Transactions between related parties
Provision for compensation payable	1,301
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Transactions between related parties
Provision for compensation payable	164,000
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | First quarter of 2022
Transactions between related parties
Provision for compensation payable	124,000
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One | March, 2023
Transactions between related parties
Provision for compensation payable	40,000
Sensedata Tecnologia Ltda.
Transactions between related parties
Provision for compensation payable	35,018
Sensedata Tecnologia Ltda. | 2022
Transactions between related parties
Provision for compensation payable	14,449
Sensedata Tecnologia Ltda. | 2023
Transactions between related parties
Provision for compensation payable	R$ 21,577